SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company's stock option activity and related information for the year ended December 31, 2016:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding at beginning of year	3,670,134	$4.25	4.3	$1,370
Changes during the year:
Granted	532,500	$4.35
Exercised	(651,427)	$3.09
Forfeited	(193,750)	$4.34
Expired	(4,000)	$2.12

Options outstanding at end of year	3,353,457	$4.50	4.1	$6,346

Vested and expected to vest	3,353,457	$4.50	4.1	$6,346

Options exercisable at end of year	1,906,208	$4.46	3.1	$3,724

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

The following is a summary of the Company's restricted stock units ("RSUs") activity and related information for the year ended December 31, 2016:

	Number of shares	Weighted average grant date fair value

RSUs outstanding at beginning of year	298,923	$4.25
Changes during the year:
Granted	218,740	$4.50
Vested	(116,629)	$4.31
Forfeited	(7,500)	$3.54

RSUs outstanding at end of year	393,534	$4.38

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following is a summary of warrants issued to non-employees for the year ended December 31, 2016:

	Number of shares	Weighted average exercise price

Warrants outstanding at beginning of year	65,000	$4.435
Changes during the year:
Forfeited	(60,000)	$4.38

Warrants outstanding at end of year	5,000	$5.00

Warrants exercisable at end of year	2,500	$5.00

Schedule Of Share Based Compensation Stock Options Outstanding [Table Text Block]
The options and warrants outstanding as of December 31, 2016, have been separated into ranges of exercise prices, as follows:

Range of exercise price	Number of options outstanding as of December 31, 2016	Weighted average remaining contractual life	Weighted average exercise price	Number of options exercisable as of December 31, 2016	Weighted average exercise price of exercisable options
		(Years)
$0.00-1.10	6,250	1.69	$0.00	5,500	$0.00
$1.50-2.51	58,525	2.70	$2.09	58,525	$2.09
$2.57-4.00	1,239,377	3.86	$3.47	799,752	$3.338
$4.03-6.49	1,782,274	4.47	$4.95	826,908	$5.11
$6.51-9.24	272,031	3.07	$6.88	218,023	$6.95

	3,358,457	4.10	$4.50	1,908,708	$4.47